COMMITMENTS AND CONTINGENCIES - Litigation and Other Legal Matters (Details)						3 Months Ended	9 Months Ended
	Dec. 31, 2016 USD ($) plaintiff shares	Oct. 06, 2016 lawsuit	Aug. 15, 2016 USD ($)	Mar. 13, 2014 lawsuit	May 09, 2012 USD ($) plaintiff	Sep. 30, 2016 lawsuit	Mar. 31, 2017 USD ($)	Feb. 02, 2017 shares	Jan. 11, 2017 USD ($)
LITIGATION AND OTHER LEGAL MATTERS
Gain on legal settlement							$ 4,764,000
Iroquois Lawsuit
LITIGATION AND OTHER LEGAL MATTERS
Number of plaintiffs which filed lawsuit | plaintiff					5
Damages sought					$ 18,500,000
Settlement of Iroquois Lawsuit
LITIGATION AND OTHER LEGAL MATTERS
Number of plaintiffs which filed lawsuit | plaintiff	5
Number of shares will issue to the plaintiffs | shares	600,000							600,000
Settlements in cash payable	$ 1,350,000								$ 1,350,000
Shareholder Lawsuits
LITIGATION AND OTHER LEGAL MATTERS
Number of lawsuits filed | lawsuit				2
Number of lawsuits dismissed | lawsuit		1				1
Settlement and Release Agreement with Tullow and Dana
LITIGATION AND OTHER LEGAL MATTERS
Settlement amount			$ 686,570
Gain on legal settlement							4,800,000
Fair value of well construction material							$ 4,100,000